Trade and other payables (Tables)	12 Months Ended
Sep. 30, 2024
Trade and other payables
Schedule of trade and other current payables

	2024	2023	2022
	$'000	$'000	$'000
Current liabilities
Trade payables	9,009	11,788	17,478
Other tax and social security	439	1,471	633
Other creditors	593	733	516
Accruals	1,866	4,821	3,803
Deferred income	4	18	225
Total	11,911	18,831	22,655

Schedule of trade and other non-current payables

	2024	2023	2022
	$'000	$'000	$'000
Non-current Liabilities
Trade payables	2,000	—	—
Deferred government grants	—	24	4,183
	2,000	24	4,183